Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 25, 2020	Dec. 27, 2019	Dec. 25, 2020	Dec. 27, 2019	Mar. 27, 2020	Mar. 29, 2019
Net sales	$ 164,449	$ 159,802	$ 416,099	$ 475,485	$ 650,089	$ 724,311
Cost of goods sold	90,024	98,277	224,203	285,967	388,813	404,491
Gross profit	74,425	61,525	191,896	189,518	261,276	319,820
Operating expenses:
Research and development	30,999	25,485	80,509	77,565	102,052	107,585
Selling, general and administrative	67,650	24,909	118,677	78,030	106,396	112,236
Total operating expenses	98,649	50,394	199,186	155,595	208,448	219,821
Income from operations	(24,224)	11,131	(7,290)	33,923	52,828	99,999
Other (expense) income:
Loss on debt extinguishment	(9,055)		(9,055)
Interest (expense) income, net	(2,598)	10	(1,935)	(60)	(110)	(1,211)
Foreign currency transaction (loss) gain	(145)	(560)	(1,331)	2,800	1,391	(906)
Income in earnings of equity investment	949		1,407
Other, net	(510)	(81)	(297)	(1,177)	(831)	1,560
Total other (expense) income, net					450	(557)
(Loss) income before income tax (benefit) provision	(35,583)	10,500	(18,501)	35,486
Income before provision for income taxes					53,278	99,442
Income tax (benefit) provision	(30,523)	1,542	(27,913)	11,710	16,173	14,601
Net (loss) income	(5,060)	8,958	9,412	23,776	37,105	84,841
Net income attributable to non-controlling interests	35	32	103	101	134	117
Net (loss) income attributable to Allegro MicroSystems, Inc.	$ (5,095)	$ 8,926	$ 9,309	$ 23,675	$ 36,971	$ 84,724
Net (loss) income attributable to Allegro MicroSystems, Inc. per share (Note 17):
Basic and diluted					$ 3.70	$ 8.47
Basic	$ (0.04)	$ 0.89	$ 0.19	$ 2.37
Diluted	$ (0.04)	$ 0.89	$ 0.05	$ 2.37
Weighted average shares outstanding:
Basic	124,363,078	10,000,000	48,121,026	10,000,000	10,000,000
Diluted	124,363,078	10,000,000	171,638,787	10,000,000
Weighted average shares used to compute net income per share attributable to common stockholders:
Basic and diluted					10,000,000	10,000,000
Pro forma net income per share attributable to common stockholders (unaudited):
Basic and diluted			$ 0.05		$ 0.19
Basic			0.05
Diluted			$ 0.05
Weighted average pro forma shares used to compute pro forma net income per share attributable to common stockholders (unaudited):
Basic and diluted			189,431,726		189,431,726
Basic			189,431,726
Diluted			189,431,726
Non-Related Party Revenue
Net sales	$ 138,010	$ 143,267	$ 343,529	$ 426,158	$ 465,532	$ 532,939
Related Party Revenue
Net sales	$ 26,439	$ 16,535	$ 72,570	$ 49,327	$ 184,557	$ 191,372